Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Financial Instruments and Fair Value Measurements

NOTE 10

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Securitization arrangement

In April 2015, the company entered into agreements related to its trade receivables originating in Japan with a financial institution in which the entire interest in and ownership of the receivables are sold. While the company services the receivables in its Japanese securitization arrangement, no servicing asset or liability is recognized because the company receives adequate compensation to service the sold receivables.

During 2015, sold receivables were $165 million and cash collections remitted to the owners of the receivables were $98 million. The effect of currency exchange rate changes and net losses relating to the sales of receivables were immaterial.

Fair Value Measurements

The fair value hierarchy under the accounting standard for fair value measurements consists of the following three levels:

•	Level 1 — Quoted prices in active markets that the company has the ability to access for identical assets or liabilities;

•

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuations in which all significant inputs are observable in the market; and

•

Level 3 — Valuations using significant inputs that are unobservable in the market and include the use of judgment by the company’s management about the assumptions market participants would use in pricing the asset or liability.

The following tables summarize the bases used to measure financial assets and liabilities that are carried at fair value on a recurring basis in the consolidated and combined balance sheets:

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Foreign currency derivative contracts	$24	$—	$24	$—
Interest rate contracts	4	—	4	—
Available-for-sale securities
Equity securities	78	78	—	—
Foreign government debt securities	16	3	13	—

Total assets	$122	$81	$41	$—

Liabilities
Contingent payments related to acquisitions	$433	$—	$—	$433
Foreign currency derivative contracts	3	—	3	—

Total liabilities	$436	$—	$3	$433

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Available-for-sale securities
Equity securities	$71	$71	$—	$—
Foreign government debt securities	18	3	15	—
Interest rate contracts	1	—	1	—

Total assets	$90	$74	$16	$—

Liabilities
Contingent payments related to acquisitions	$518	$—	$—	$518
Interest rate contracts	2	—	2	—

Total liabilities	$520	$—	$2	$518

As of December 31, 2015, cash and equivalents of $1.0 billion included money market funds of approximately $100 million. Money market funds would be considered Level 2 in the fair value hierarchy.

For assets that are measured using quoted prices in active markets, the fair value is the published market price per unit multiplied by the number of units held, without consideration of transaction costs. The fair values of foreign government debt securities are obtained from pricing services or broker/dealers who either use quoted prices in an active market or proprietary pricing applications, which include observable market information for like or same securities.

Contingent payments related to acquisitions consist of development, regulatory and commercial milestone payments, in addition to sales-based payments, and are valued using discounted cash flow techniques. The fair value of development, regulatory and commercial milestone payments reflects management’s expectations of probability of payment, and increases or decreases as the probability of payment or expectation of timing of payments changes. As of December 31, 2015, management’s expected weighted-average probability of payment for development, regulatory and commercial milestone payments was approximately 21%, with individual probabilities ranging from 10%–80%. As of December 31, 2015 the weighted average discount rate used in the fair value estimates was 8.1%.

The fair value of sales-based payments is based upon probability-weighted future revenue estimates, and increases or decreases as revenue estimates or expectations of timing of payments change.

The following table provides information relating to the company’s investments in available-for-sale equity securities:

(in millions)	Amortized cost	Unrealized gains	Unrealized (losses)	Fair value

December 31, 2015
Available-for-sale equity securities	$55	$28	$(5)	$78

December 31, 2014
Available-for-sale equity securities	$59	$21	$(9)	$71

During 2015, the company recorded $14 million in other-than-temporary impairment charges based on the duration of losses related to three of the company’s investments. During 2014, the company recorded a $45 million other-than-temporary impairment charge to write-down the investment in Onconova common stock to its fair value based on the duration and severity of the loss. The other-than-temporary impairment charges recorded during 2015 and 2014 were reported in other (income) expense, net.

During 2013, the company acquired approximately 16 million shares of CTI BioPharma common stock, which are classified as available-for-sale equity securities, for $27 million. Refer to Note 5 for additional information regarding the CTI BioPharma arrangement.

The company had cumulative unrealized gains on available-for-sale debt securities of less than $1 million as of both December 31, 2015 and 2014.

The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consists of contingent payments related to acquisitions:

(in millions)	Contingent payments
Fair value as of December 31, 2013	$291
Additions	142
Payments	(12)
Net losses recognized in earnings	124
Currency translation adjustments	(27)

Fair value as of December 31, 2014	$518
Separation related adjustment	37
Additions	—
Payments	(8)
Net gains recognized in earnings	(97)
Currency translation adjustments	(17)

Fair value as of December 31, 2015	$433

In 2015, the company recognized a gain of $97 million in other (income) expense, net related to a reduction of the estimated fair value of contingent payment liabilities for certain milestones associated with the acquisitions of OBIZUR, Chatham, and AesRx. Also, the company recorded a separation-related adjustment of $37 million in 2015 for contingent payment liabilities related to foreign exchange losses that were not previously allocated to Baxalta in periods prior to the separation.

In 2014, the company’s additions related to the contingent payment liabilities associated with the acquisitions of Chatham and AesRx. The net loss recognized in earnings and reported in other (income) expense, net primarily related to an increase in the estimated fair value of contingent payment liabilities associated with the 2013 acquisition of OBIZUR and related assets from Inspiration / Ipsen.

Book Values and Fair Values of Financial Instruments

In addition to the financial instruments that the company is required to recognize at fair value on the consolidated and combined balance sheets, the company has certain financial instruments that are recognized at historical cost or some basis other than fair value. For these financial instruments, the following table provides the values recognized on the consolidated or combined balance sheets and the approximate fair values:

	Book values		Approximate fair values
(in millions)	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

Assets
Investments	$21	$31	$21	$31

Liabilities
Current maturities of lease obligations	3	—	3	—
Long-term debt and lease obligations	$5,265	$275	$5,396	$275

Investments include certain cost method investments whose fair value is based on Level 3 inputs. The estimated fair value of capital lease obligations is based on Level 2 inputs. The estimated fair values of long-term debt were computed by multiplying price by the notional amount of the respective debt instrument. Price is calculated using the stated terms of the respective debt instrument and yield curves commensurate with the company’s credit risk. The discount factors used in the calculations reflect the non-performance risk of the company. The carrying values of the other financial instruments approximate their fair values due to the short-term maturities of most of these assets and liabilities.

During 2015 and 2014, the company recorded $31 million and $64 million of income in other (income) expense, net related to equity method investments, which primarily represented realized gains from funds that sold portfolio companies in both periods, as well as gains from the sale of certain investments in 2015 and 2014.